Deferred Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Income Tax [Abstract]
Schedule of Movement of Deferred Tax Assets and Liabilities	The movement of deferred tax assets and liabilities in the year, without considering the offsetting of balances, is as follows:
Deferred tax assets	At January 1, 2021	(Debit) credit to P&L	Sale of a subsidiary	Others	At December 31, 2021	(Debit) credit to P&L	Reclassification	At December 31, 2022	(Debit) credit to P&L	Reclassification	Others	At December 31, 2023

Provisions	29,586	13,673	(2,413)	-	40,846	6,060	(4,399)	42,507	(15,324)	-	-	27,183
Difference in depreciation rates	7,653	8,640	-	-	16,293	7,179	-	23,472	319	-	-	23,791
Tax losses	186,495	36,258	(40,312)	-	182,441	(6,609)	-	175,832	(13,332)	-	-	162,500
Work in process	4,792	(4,792)	-	-	-	-	-	-	-	-	-	-
Accrual for unpaid vacations	13,040	7,288	(887)	-	19,441	(5,844)	-	13,597	(3,609)	-	-	9,988
Impairment	51,252	(21,834)	-	-	29,418	2,672	-	32,090	(12,710)	-	-	19,380
Fair value	45,997	5,596	-	-	51,593	1,547	-	53,140	(2,157)	-	-	50,983
Tax goodwill	13,993	(2,407)	-	-	11,586	(2,078)	-	9,508	(2,247)	-	-	7,261
Earning stripping rules	-	8,372	-	-	8,372	(1,177)	-	7,195	(8)	-	-	7,187
Unpaid non domiciled expenses	-	4,064	-	-	4,064	(3,863)	-	201	24	-	-	225
Right-of-use assets	-	4,571	-	-	4,571	(1,345)	-	3,226	(844)	-	-	2,382
Purchase price allocation	-	-	-	-	-	7,399	-	7,399	29	-	-	7,428
Other	15,961	(236)	(1,793)	(6,106)	7,826	(7,826)	-	-	11,351	1,230	(8,769)	3,812
Total	368,769	59,193	(45,405)	(6,106)	376,451	(3,885)	(4,399)	368,167	(38,508)	1,230	(8,769)	322,120
Deferred tax liabilities	At January 1, 2021	(Debit) credit to P&L	Sale of a subsidiary	At December 31, 2021	(Debit) credit to P&L	Reclassification	Others	At December 31, 2022	(Debit) credit to P&L	Reclassification	At December 31, 2023

Difference in depreciation rates	87,988	(10,668)	(3,836)	73,484	35,685	-	-	109,169	(2,714)	-	106,455
Deferred income	15,906	(15,906)	-	-	-	-	-	-	-	-	-
Work in process	20,292	27,865	-	48,157	(47,649)	4,559	-	5,067	52,133	-	57,200
Tax receivable	39,026	3,028	-	42,054	2,923	-	-	44,977	2,633	-	47,610
Borrowing costs capitalized	15,108	(2,780)	-	12,328	6,302	3,908	-	22,538	930	-	23,468
Purchase price allocation	8,917	12,476	-	21,393	(2,833)	-	-	18,560	1,026	-	19,586
Other	23,396	(21,417)	(883)	1,096	5,081	(8,467)	2,816	526	(1,024)	1,230	732
	210,633	(7,402)	(4,719)	198,512	(491)	-	2,816	200,837	52,984	1,230	255,051

Schedule of Deferred Income Tax is Classified by its Estimated Reversal Term	As of December 31, deferred income tax is classified by its estimated reversal term as follows:
	2022			2023
Deferred tax asset	Reversal expected in the following twelve months	Reversal expected after twelve months	Total	Reversal expected in the following twelve months	Reversal expected after twelve months	Total
Cumbra Peru S.A. Consolidado	72,489	99,798	172,287	64,881	85,991	150,872
Aenza S.A.A.	10,157	48,944	59,101	18,333	38,053	56,386
Viva Negocio Inmobiliario S.A.C.	1,706	22,075	23,781	1,005	14,572	15,577
Red Vial 5 S.A.	655	17,286	17,941	1,326	14,546	15,872
Others	5,316	17,212	22,528	3,375	13,679	17,056
Total deferred tax asset	90,323	205,315	295,638	88,922	166,841	255,763
	2022			2023
Deferred tax liability	Reversal expected in the following twelve months	Reversal expected after twelve months	Total	Reversal expected in the following twelve months	Reversal expected after twelve months	Total
Tren Urbano de Lima S.A.	(64)	(58,332)	(58,396)	(209)	(63,264)	(63,473)
Unna Energia S.A.	1,277	(54,519)	(53,242)	1,160	(67,576)	(66,416)
Cumbra Peru S.A. Consolidado	(16,670)	-	(16,670)	(56,640)	(2,165)	(58,805)
Total deferred tax liability	(15,457)	(112,851)	(128,308)	(55,689)	(133,005)	(188,694)

Schedule of Movement of the Deferred Income Tax	The gross movement of the deferred income tax item is as follows:
In thousands of soles	Note	2021	2022	2023
Balance at January, 1		158,136	177,939	167,330
Debit (credit) to income statement	28	66,595	(3,394)	(91,492)
Discontinued operations		(40,686)	-	-
Reclassification to current income tax		-	(4,399)	-
Other movements		(6,106)	(2,816)	(8,769)
Balance at December, 31		177,939	167,330	67,069